Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Convertible preferred stock, par value (in dollars per share)		$ 0.00001	$ 0.00001
Convertible preferred stock, shares authorized (in shares)		0	87,611,000
Convertible preferred stock, shares issued (in shares)		0	90,814,000
Convertible preferred stock, shares outstanding (in shares)	[1]	0	90,814,000
Convertible preferred stock, liquidation preference			$ 294,802
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		10,000,000	0
Preferred stock, shares issued (in shares)		0	0
Preferred stock, shares outstanding (in shares)		0	0
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		990,000,000	144,250,000
Common stock, shares issued (in shares)		177,342,000	30,398,000
Common stock, shares outstanding (in shares)		177,342,000	30,398,000

[1]	(1) The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.